Earnings / Loss per Share (Tables)	6 Months Ended
Jun. 30, 2014
Earnings / Loss per Share [Abstract]
Schedule of earnings/(losses) per share
	Six month period ended June 30,
	2013	2014
Income:
Net income / (loss)	$1,964	$(3,870)

Basic earnings / (loss) per share:
Weighted average common shares outstanding, basic	5,414,998	28,973,621
Basic earnings/(loss) per share	$0.36	$(0.13)

Effect of dilutive securities:
Dilutive effect of non-vested shares	28,641	-
Weighted average common shares outstanding, diluted	5,443,639	28,973,621
Diluted earnings / (loss) per share	$0.36	$(0.13)